Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Components of Managed Servicing Portfolio [Abstract]
Total managed servicing portfolio	$ 1,721.0	$ 1,888.0
Total serviced for others, excluding subserviced for others	$ 1,304.0	$ 1,431.0
MSRs as a percentage of loans serviced for others	0.63%	0.52%
Weighted average note rate (mortgage loans serviced for others)	0.0382	0.0403
Mortgage Banking Activities Textual [Abstract]
Servicer advances on mortgage loans	$ 3.2	$ 3.4
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	718.0	859.0
Owned loans serviced	276.0	323.0
Total managed servicing portfolio	994.0	1,182.0
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	597.0	583.0
Owned loans serviced	130.0	123.0
Total managed servicing portfolio	$ 727.0	$ 706.0